Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Depreciation and amortization expenses		$ 0	$ 55	$ 13
Purchase assets	$ 2,300		$ 3,950	$ 431